Financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of Financial Liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2022	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2023

Current liabilities
Short-term debt	4,104,858	239,689	—	—	231,700	—	13,926	4,590,173
Current portion of long-term debt	7,026,845	(8,283,375)	—	8,380,467	467,956	—	56,704	7,648,596
Current portion of long-term lease liabilities	56,136	(69,658)	—	39,311	1,424	—	39,657	66,870

Current liabilities	11,187,839	(8,113,344)	—	8,419,778	701,080	—	110,286	12,305,639

Non-current liabilities
Long-term debt	14,943,727	9,276,918	—	(8,380,467)	836,348	—	8,858	16,685,384
Long-term lease liabilities	364,792	—	116,298	(39,311)	9,277	—	(61,807)	389,250
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	15,308,519	9,276,918	116,298	(8,419,778)	845,626	—	(52,949)	17,074,634

Total	26,496,358	1,163,574	116,298	—	1,546,706	—	57,337	29,380,273

Derivatives	7,221	77,098	—	—	(5,202)	(141,475)	—	(62,359)

	Yen in millions
			Non-cash changes
	As of April 1, 2023	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2024

Current liabilities
Short-term debt	4,590,173	401,740	—	—	519,138	—	(23,093)	5,487,959
Current portion of long-term debt	7,648,596	(8,673,349)	—	9,974,103	896,377	—	(858)	9,844,870
Current portion of long-term lease liabilities	66,870	(78,981)	—	77,698	3,295	—	4,573	73,456
Class share . . . . . . . . .	—	—	—	—	—	—	—	—

Current liabilities . . .	12,305,639	(8,350,589)	—	10,051,801	1,418,811	—	(19,378)	15,406,284

Non-current liabilities
Long-term debt	16,685,384	12,057,349	—	(9,974,103)	1,933,312	—	64,442	20,766,384
Long-term lease liabilities	389,250	—	101,534	(77,698)	20,766	—	(44,740)	389,112

Non-current liabilities	17,074,634	12,057,349	101,534	(10,051,801)	1,954,078	—	19,702	21,155,496

Total	29,380,273	3,706,760	101,534	—	3,372,889	—	324	36,561,780

Derivatives	(62,359)	95,572	—	—	(4,792)	(68,999)	—	(40,578)

Disclosure of Short Term Debt
(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2023	2024

Short-term debt
(Principally from bank)
[Weighted average interest rate
2023 2.02%
2024 2.27%]	916,725	1,387,832
Commercial paper
[Weighted average interest rate
2023 3.81%
2024 4.53%]	3,673,447	4,100,127

	4,590,173	5,487,959

Disclosure of Long Term Debt
(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2023	2024

Unsecured loans
(Principally from bank)
[2023
Weighted average interest 3.18%
Due 2023 to 2042
2024
Weighted average interest 3.68%
Due 2024 to 2042]	5,719,366	6,781,268
Secured loans
(Principally financial receivables securitization)
[2023
Weighted average interest 3.82%
Due 2023 to 2034
2024
Weighted average interest 4.64%
Due 2024 to 2034]	5,266,411	6,458,570
Medium-term notes of consolidated subsidiaries
[2023
Weighted average interest 2.72%
Due 2023 to 2048
2024
Weighted average interest 3.58%
Due 2024 to 2048]	10,561,816	14,272,962
Unsecured bonds of the parent
[2023
Weighted average interest 1.29%
Due 2023 to 2037
2024
Weighted average interest 1.92%
Due 2024 to 2037]	1,127,650	1,221,345
Unsecured bonds of consolidated subsidiaries
[2023
Weighted average interest 2.54%
Due 2023 to 2028
2024
Weighted average interest 2.75%
Due 2024 to 2029]	1,621,444	1,811,271
Secured bonds of consolidated subsidiaries
[2023
Weighted average interest 6.53%
Due 2023 to 2026

	Yen in millions
	March 31,
	2023	2024

2024
Weighted average interest 7.86%
Due 2024 to 2029 ]	37,294	65,837

	24,333,981	30,611,253
Less - Current portion due within one year	(7,648,596)	(9,844,870)

	16,685,384	20,766,384

Disclosure of Asset Pledged as Collateral
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2023	2024

Property, plant and equipment	1,498,448	1,574,373
Other assets	5,459,877	6,731,856

Total	6,958,325	8,306,230